Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 423	$ 345	$ 258
Non-cash distributions to affiliates for conveyance of assets	0	2	0
Balance in property, plant and equipment, net of accumulated depreciation funded with accounts payable and accrued liabilities (including affiliate)	$ 20	$ 86	$ 187